Principal accounting policies (Revenue Recognition and Cost of Revenues - Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020
Disaggregation of Revenue [Line Items]
First variation of VAT and related surcharges (as a percent)	6.00%
Second variation of VAT and related surcharges (as a percent)	9.00%
Third variation of VAT and related surcharges (as a percent)	13.00%
Surcharges on business taxes and VAT (as a percent)	12.00%	12.00%	12.00%
Accounts Receivable, Net, Current	$ 114,372	$ 142,999		$ 95,803
Addition of allowance for accounts receivable recognized	$ 5,039	6,726	$ 13
Advertising revenues [Member] | Maximum
Disaggregation of Revenue [Line Items]
Period over which payments are due	3 months
Live streaming
Disaggregation of Revenue [Line Items]
Deferred revenue	$ 64,356	65,979		25,021
Revenue recognized	63,450	23,203
Others [Member]
Disaggregation of Revenue [Line Items]
Deferred revenue				$ 5,106
Revenue recognized	3,780	4,427
Deferred revenue	$ 2,976	$ 4,383